Intangible Assets	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

The following is a summary of the Company’s intangible assets, net as of September 30, 2024, and December 31, 2023:

	Weighted Average Useful Life Remaining (in years)	September 30, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0	$3,084,100	$3,084,100	$—
Customer lists	0	496,800	496,800	—
Non-compete	0	224,000	224,000	—
		$3,804,900	$3,804,900	$—
	Weighted Average Useful Life Remaining (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	1.5	$3,084,100	$2,313,072	$771,028
Customer lists	1	496,800	496,800	—
Non-compete	1	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028

The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in either a diminished fair value or revised useful life. Management has determined there have been no indicators of impairment or change in useful life for the three and nine months ended September 30, 2024, and 2023. Amortization expense relating to the Company’s intangible assets was $257,011 and $392,158 for the three months ended September 30, 2024, and 2023, respectively, and $771,028 and $1,041,325 for the nine months ended September 30, 2024, and 2023, respectively, which were included in depreciation and amortization expenses on the accompanying condensed consolidated statements of operations.